Financial assets at fair value through other comprehensive income - Summary of financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	€ 49,846	€ 46,389
Equity securities
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	2,753	2,562
Debt securities
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	45,618	42,219
Debt securities | Financial assets at FVOCI | Provisions
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	15	12
Loans and receivables
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	1,475	1,608
Loans and receivables | Financial assets at FVOCI | Provisions
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	€ 2	€ 7